Consolidated Statements of Profit or Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Income from digital asset business	$ 5,692,056	$ 122,711
Cost of income	(3,671,398)	(75,785)
Selling and promotion expenses	(39,799)	(57,883)
Share purchase warrants expenses	(10,176,995)	(6,063,086)
General and administrative expenses	(3,536,092)	(3,238,964)	(639,795)
Operating loss	(11,732,228)	(9,313,007)	(639,795)
Other income	40,588	32,372	783
Other expenses	(1,199)	(4,058)	(59,578)
Finance costs	(8,464)	(1,941,894)	(1,606,887)
Total other income and expense, net	30,925	(1,913,580)	(1,665,682)
Loss before income tax expense from continuing operation	(11,701,303)	(11,226,587)	(2,305,477)
Income tax expense	(218,035)	(8,061)
Loss for the year from continuing operation	(11,919,338)	(11,234,648)	(2,305,477)
Discontinued operation
Loss from discontinued operation	(9,763,190)	(3,193,385)	(2,905,242)
Gain on disposal of discontinued operation	1,515,177
Total loss from discontinued operation	(8,248,013)	(3,193,385)	(2,905,242)
Loss for the year	(20,167,351)	(14,428,033)	(5,210,719)
Other comprehensive (loss) income
Foreign operations – foreign currency translation differences	(279,484)	602,104	292,714
Total comprehensive loss for the year	(20,446,835)	(13,825,929)	(4,918,005)
Loss for the year attributable to owners of the Company:
Loss from continuing operation	(12,308,656)	(11,254,638)	(2,305,477)
Loss from discontinued operation	(8,248,013)	(3,185,001)	(2,841,333)
Loss attributable to owners of the Company	(20,556,669)	(14,439,639)	(5,146,810)
Profit for the year attributable to non-controlling interests
Profit from continuing operation	389,318	19,990
Loss from discontinued operation		(8,384)	(63,909)
Profit attributable to owners of non-controlling interests	389,318	11,606	(63,909)
Loss for the year	(20,167,351)	(14,428,033)	(5,210,719)
Total comprehensive (loss) income for the year attributable to:
Owners of the Company	(20,836,153)	(13,837,535)	(4,854,096)
Non-controlling interests	389,318	11,606	(63,909)
Total comprehensive loss attributable	$ (20,446,835)	$ (13,825,929)	$ (4,918,005)
Loss per share attributable to owners of the Company - basic and diluted
Basic continuing operation (in Dollars per share)	$ (0.44)	$ (0.62)	$ (0.2)
Basic discontinued operation (in Dollars per share)	(0.31)	(0.17)	(0.25)
Basic owners of the Company (in Dollars per share)	$ (0.75)	$ (0.79)	$ (0.45)
Weighted average number of shares outstanding
Weighted average number of shares basic (in Shares)	26,990,679	18,299,309	11,650,205